Schedule H - Line 4(i) 2 (Details Textual) - EBP 43-1804048 003 [Member]	Dec. 31, 2025 USD ($)
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,065,158
Investment, Identifier [Axis]: ParticipationLoansMember
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 0